Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Provision for Income Tax
Income tax expense consists of the following:

	2021	2020	2019
Current payable (benefit)
Federal	$525	$872	$806
State	340	382	89

	865	1,254	895
Deferred tax expense	566	498	459

Income tax expense	$1,431	$1,752	$1,354

Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense
The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2021	2020	2019
Federal taxes based on statutory rate	$1,874	$1,823	$1,524
State income taxes, net of federal benefit	336	326	145
Tax-exempt investment interest	(593)	(280)	(309)
Income related to bank-owned life insurance	(218)	(126)	—
Other, net	32	9	(6)

Income tax expense	$1,431	$1,752	$1,354

Net Deferred Tax Assets
At December 31, 2021 and December 31, 2020, net deferred tax assets consist of the following:

	2021	2020
Deferred tax assets
Allowance for loan losses	$1,293	$1,181
Deferred compensation liability	2,429	2,485
Net operating loss carryforward	94	267
Other real estate owned	469	488
Acquisition fair value adjustments	23	76
Unrealized loss on securities available-for-sale	3,921	—
Other	—	206

Total	8,229	4,703
Deferred tax liabilities
Premises and equipment	1,686	1,622
Unrealized gain on securities available-for-sale	—	1,376
Core deposit intangible	130	157
Other	134	—

Total	1,950	3,155

Net deferred tax asset	$6,279	$1,548